CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Issued Capital
During the year ended December 31, 2024 the Company’s common shares issues in connection with subscriptions agreements related to acquisitions were as follows:

Date	Acquired company	Common shares	Amount
March 15, 2024	Habitant (1)	5,027	—
April 11, 2024	EXIT	10,700	2,402
May 13, 2024	gA	855	182
May 16, 2024	Ewave	7,807	1,631
May 16, 2024	KTBO	1,502	312
July 11, 2024	Walmeric	12,410	2,165
July 22, 2024	Common	22,238	4,322
July 30, 2024	gA	8,651	1,483
August 5, 2024	Pentalog	20,553	3,528
September 26, 2024	Exusia	85,260	16,882
October 18, 2024	Blankfactor	299,255	67,489
October 22, 2024	EXIT	2,560	500
November 6, 2024	Blankfactor	2,838	28
November 7, 2024	Omnia	9,102	2,130
November 7, 2024	KTBO	1,604	333
November 15, 2024	eWave	8,277	1,680
December 2, 2024	Iteris	44,424	8,579
December 2, 2024	Genexus	12,070	2,800
December 17, 2024	Blankfactor	8,864	1,730
TOTAL		563,997	118,176

(1) At the acquisition date, 1,208 was recognized as an equity settlement arrangement.
During the year ended December 31, 2023 the Company’s common shares issues in connection with subscriptions agreements related to acquisitions were as follows:

Date	Acquired company	Common shares	Amount
January 13, 2023	Cloudshift	17,443	3,068
March 30, 2023	Navint	9,087	1,492
April 1, 2023	Navint	416	68
April 20, 2023	Experience IT	29,120	4,521
May 15, 2023	Xappia	6,242	1,000
July 21, 2023	Walmeric	6,730	1,119
July 25, 2023	Pentalog	177,504	32,320
October 5, 2023	Atix	4,601	850
October 20, 2023	GUT	152,617	28,223
TOTAL		403,760	72,661

Date	Acquired company	Common shares	Amount
April 29, 2022	Cloudshift	8,761	2,251
June 7, 2022	Genexus	21,328	4,947
August 5, 2022	Atix	4,534	850
September 16, 2022	Grupo Assa	34,754	7,224
September 23, 2022	Sysdata	19,640	4,052
November 7, 2022	KTBO	9,624	1,540
November 16, 2022	eWave	32,524	5,859
November 18, 2022	Vertic	41,252	7,312
December 21, 2022	Adbid	10,728	1,821
TOTAL		183,145	35,856

Schedule of Movements in Cash Flow Hedge Reserve
The movements in the cash flow hedge reserve were as follows:

	Foreign currency risk
	2024	2023
Balance at beginning of the year	9,327	(3,171)
Gain (Loss) arising on changes in fair value of hedging instruments during the period	(22,184)	13,740
Loss reclassified to profit or loss – hedged item has affected profit or loss	(1,285)	(1,242)
Balance at end of the year	(14,142)	9,327